Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	$ 73,674,402	¥ 540,503,047	¥ 397,785,614
Accounts Receivable
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	505,621	32,492,199	14,007,287
Investments
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	$ 73,168,781	¥ 508,010,848	¥ 383,778,327